Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Guarantees
Maturity less than 1 year	SFr 8,322	SFr 13,642
Maturity between 1 to 3 years	2,846	4,762
Maturity between 3 to 5 years	968	1,558
Maturity greater than 5 years	1,819	2,530
Total gross amount	13,955	22,492
Total net amount	13,458	21,634
Carrying value	158	240
Collateral received	6,997	9,138
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	1,716	2,261
Maturity between 1 to 3 years	859	451
Maturity between 3 to 5 years	33	127
Maturity greater than 5 years	368	471
Total gross amount	2,976	3,310
Total net amount	2,932	3,197
Carrying value	14	22
Collateral received	2,244	2,068
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,383	4,280
Maturity between 1 to 3 years	1,329	1,750
Maturity between 3 to 5 years	778	729
Maturity greater than 5 years	340	513
Total gross amount	4,830	7,272
Total net amount	4,377	6,527
Carrying value	45	61
Collateral received	2,340	3,778
Derivatives
Guarantees
Maturity less than 1 year	894	2,646
Maturity between 1 to 3 years	33	1,702
Maturity between 3 to 5 years	16	520
Maturity greater than 5 years	6	374
Total gross amount	949	5,242
Total net amount	949	5,242
Carrying value	40	101
Other guarantees
Guarantees
Maturity less than 1 year	3,329	4,455
Maturity between 1 to 3 years	625	859
Maturity between 3 to 5 years	141	182
Maturity greater than 5 years	1,105	1,172
Total gross amount	5,200	6,668
Total net amount	5,200	6,668
Carrying value	59	56
Collateral received	SFr 2,413	SFr 3,292